FAIR VALUE OF FINANCIAL INSTRUMENTS - Net Assets of Linked Transactions (Details 11) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Real estate securities, available-for-sale	$ 984,263	[1]	$ 1,691,575	[1]
Repurchase agreements	(556,347)		(929,435)
Linked Transactions
Real estate securities, available-for-sale	104,308	[2]		[2]
Repurchase agreements	(60,646)	[3]		[3]
Net Assets recognized as linked transactions	$ 43,662

[1]	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.
[2]	Represents the fair value of the securities accounted for as part of linked transactions.
[3]	Represents the carrying value, which approximates fair value, of the repurchase agreements accounted for as part of linked transactions.